Derivative financial instruments - Derivatives held for risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	£ 173	£ 154
Derivative liabilities held for risk management	(587)	(65)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	42,292,485	44,373,955
Held for risk management [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	173	154
Derivative liabilities held for risk management	(587)	(65)
Held for risk management [Member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	173	154
Derivative liabilities held for risk management	(587)	(65)
Held for risk management [Member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	181,375	180,202
Held for risk management [Member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,719	7,108
Held for risk management [Member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	170,656	173,094
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	7	11
Derivative liabilities held for risk management	(1)	(6)
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	7	11
Derivative liabilities held for risk management	(1)	(6)
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	67,773	75,389
Held for risk management [Member] | Cash flow hedges [member] | Derivatives [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,195	2,075
Held for risk management [Member] | Cash flow hedges [member] | Derivatives [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	66,578	73,314
Held for risk management [Member] | Fair value hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	136	143
Derivative liabilities held for risk management	(586)	(49)
Held for risk management [Member] | Fair value hedges [member] | At fair value [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	136	143
Derivative liabilities held for risk management	(586)	(49)
Held for risk management [Member] | Fair value hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Fair value hedges [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	112,457	101,845
Held for risk management [Member] | Fair value hedges [member] | Derivatives [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,379	2,065
Held for risk management [Member] | Fair value hedges [member] | Derivatives [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	104,078	99,780
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	173	154
Derivative liabilities held for risk management	(587)	(65)
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	30	0
Derivative liabilities held for risk management	0	(10)
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,145	2,968
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Derivatives [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 1,145	£ 2,968